Employee Retirement and Severance Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Reconciliations of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets
Reconciliations of beginning and ending balances of the projected benefit obligations and the fair value of the plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2019	2018	2019	2018
	(Millions of yen)		(Millions of yen)
Change in benefit obligations:
Projected benefit obligations at beginning of year	927,006	929,630	385,949	423,579
Service cost	30,903	31,241	6,264	7,982
Interest cost	5,074	5,419	8,643	8,691
Plan participants’ contributions	—	—	1,432	1,535
Actuarial (gain) loss	15,289	(1,844)	52,261	(24,297)
Benefits paid	(35,372)	(33,477)	(10,863)	(10,135)
Plan amendments	—	(3,963)	362	3,257
Curtailments and settlements	(17,510)	—	(3,608)	(1,149)
Foreign currency exchange rate changes	—	—	(816)	(23,514)
Projected benefit obligations at end of year	925,390	927,006	439,624	385,949
Change in plan assets:
Fair value of plan assets at beginning of year	682,695	735,513	248,642	254,020
Actual return on plan assets	54,170	(38,010)	35,298	(6,042)
Employer contributions	12,367	12,651	18,016	22,393
Plan participants’ contributions	—	—	1,432	1,535
Benefits paid	(28,549)	(27,459)	(10,863)	(10,135)
Settlements	(16,514)	—	—	(1,150)
Foreign currency exchange rate changes	—	—	2,304	(11,979)
Fair value of plan assets at end of year	704,169	682,695	294,829	248,642
Funded status at end of year	(221,221)	(244,311)	(144,795)	(137,307)

Amounts Recognized in Consolidated Balance Sheets
Amounts recognized in the consolidated balance sheets at December 31, 2019 and 2018 are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2019	2018	2019	2018
	(Millions of yen)		(Millions of yen)
Other assets	1,904	1,536	2,342	1,306
Accrued expenses	(818)	(679)	(937)	(992)
Accrued pension and severance cost	(222,307)	(245,168)	(146,200)	(137,621)

	(221,221)	(244,311)	(144,795)	(137,307)

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes
Amounts recognized in accumulated other comprehensive income (loss) at December 31, 2019 and 2018 before the effect of income taxes are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2019	2018	2019	2018
	(Millions of yen)		(Millions of yen)
Actuarial loss	231,811	267,355	118,247	95,121
Prior service credit	(36,506)	(48,392)	268	(227)

	195,305	218,963	118,515	94,894

Accumulated Benefit Obligation for All Defined Benefit Plans
The accumulated benefit obligation for all defined benefit plans was as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2019	2018	2019	2018
	(Millions of yen)		(Millions of yen)
Accumulated benefit obligation	892,154	893,154	421,460	371,653

Pension Plans with Projected and Accumulated Benefit Obligations in Excess of Plan Assets
The projected benefit obligations and the fair value of plan assets for the pension plans with projected benefit obligations in excess of plan assets, and the accumulated benefit obligations and the fair value of plan assets for the pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2019	2018	2019	2018
	(Millions of yen)		(Millions of yen)
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	916,562	918,736	437,780	384,167
Fair value of plan assets	693,437	672,889	290,643	245,554
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	887,138	891,204	414,729	369,215
Fair value of plan assets	688,754	670,826	285,341	244,826

Components of Net Periodic Benefit Cost
Net periodic benefit cost for Canon’s employee retirement and severance defined benefit plans for the years ended December 31, 2019, 2018 and 2017 consisted of the following components:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2019	2018	2017	2019	2018	2017
	(Millions of yen)			(Millions of yen)
Service cost	30,903	31,241	30,889	6,264	7,982	6,962
Interest cost	5,074	5,419	5,689	8,643	8,691	8,691
Expected return on plan assets	(19,553)	(21,983)	(20,493)	(11,919)	(12,601)	(10,722)
Amortization of prior service credit	(11,877)	(13,001)	(12,860)	(133)	(217)	(83)
Amortization of actuarial loss	15,247	11,900	14,220	4,345	5,108	5,747
(Gain) loss on curtailments and settlements	(36)	—	(63)	(2,197)	—	—

	19,758	13,576	17,382	5,003	8,963	10,595

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2019	2018	2017	2019	2018	2017
	(Millions of yen)			(Millions of yen)
Current year actuarial (gain) loss	(19,328)	58,149	(15,771)	28,882	(5,654)	(5,300)
Current year prior service credit	—	(3,963)	1,149	362	3,257	(1,069)
Amortization of actuarial loss	(15,247)	(11,900)	(14,220)	(4,345)	(5,108)	(5,747)
Amortization of prior service credit	11,877	13,001	12,860	133	217	83
Curtailments and settlements	(960)	—	19	(1,411)	(63)	—

	(23,658)	55,287	(15,963)	23,621	(7,351)	(12,033)

Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year
The estimated prior service credit and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follows:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Prior service credit	(8,736)	(123)
Actuarial loss	12,506	6,073

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-average assumptions used to determine benefit obligations are as follows:

	Japanese plans		Foreign plans
	December 31		December 31
	2019	2018	2019	2018
Discount rate	0.5%	0.6%	1.6%	2.4%
Assumed rate of increase in future compensation levels	2.6%	2.6%	1.0%	1.9%

Weighted-average assumptions used to determine net periodic benefit cost are as follows:

	Japanese plans			Foreign plans
	Years ended December 31			Years ended December 31
	2019	2018	2017	2019	2018	2017
Discount rate	0.6%	0.6%	0.7%	2.4%	2.2%	2.2%
Assumed rate of increase in future compensation levels	2.6%	2.6%	2.6%	1.9%	1.8%	2.1%
Expected long-term rate of return on plan assets	3.0%	2.9%	3.1%	5.2%	4.4%	4.2%

Fair Values of Company's Pension Plans Assets
The three levels
of
input used to measure fair value are more fully described in Note 21. The fair values of Canon’s pension plan assets at December 31, 2019 and 2018, by asset category, are as follows:

	December 31, 2019
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies (a)	77,484	—	—	77,484	—	—	—	—
Foreign companies	5,164	—	—	5,164	10,298	—	—	10,298
Pooled funds (b)	—	164,662	—	164,662		63,557		63,557
Debt securities:
Government bonds (c)	130,180	—	—	130,180	—	—	—	—
Municipal bonds	—	1,202	—	1,202	—	2,302	—	2,302
Corporate bonds	—	11,711	—	11,711	—	6,472	—	6,472
Pooled funds (d)	—	136,655	—	136,655	—	64,259	—	64,259
Mortgage backed securities (and other asset backed securities)	—	12,090	—	12,090	—	2,511	—	2,511
Life insurance company general accounts	—	121,573	—	121,573	—	9,676	—	9,676
Other assets	—	26,979	218	27,197	—	115,102	—	115,102
Investment measured at net asset value	—	—	—	16,251	—	—	—	20,652

	212,828	474,872	218	704,169	10,298	263,879	—	294,829

	December 31, 2018
	Japanese plans				Foreign plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Equity securities:
Japanese companies ( e )	67,283	—	—	67,283	—	—	—	—
Foreign companies	5,451	—	—	5,451	8,567	—	—	8,567
Pooled funds ( f )	—	137,712	—	137,712	—	49,312	—	49,312
Debt securities:
Government bonds ( g )	137,858	—	—	137,858	—	—	—	—
Municipal bonds	—	1,483	—	1,483	—	2,642	—	2,642
Corporate bonds	—	12,595	—	12,595	—	6,318	—	6,318
Pooled funds ( h )	—	140,712	—	140,712	—	59,419	—	59,419
Mortgage backed securities (and other asset backed securities)	—	8,489	—	8,489	—	—	—	—
Life insurance company general accounts	—	123,747	—	123,747	—	9,019	—	9,019
Other assets	—	30,009	1,451	31,460	—	95,844	—	95,844
Investment measured at net asset value	—	—	—	15,905	—	—	—	17,521

	210,592	454,747	1,451	682,695	8,567	222,554	—	248,642

(a)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥118 million .
(b)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(c)	This class includes approximately 85% Japanese government bonds and 15% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(d)	These funds invest in approximately 25% Japanese government bonds, 55% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 75% foreign government bonds and 25% corporate bonds for foreign plans.
(e)	The plan’s equity securities include common stock of the Company and certain of its subsidiaries in the amounts of ¥147 million.
(f)	These funds invest in listed equity securities consisting of approximately 30% Japanese companies and 70% foreign companies for Japanese plans, and mainly foreign companies for foreign plans.
(g)	This class includes approximately 90% Japanese government bonds and 10% foreign government bonds for Japanese plans, and mainly foreign government bonds for foreign plans.
(h)
These funds invest in approximately 30% Japanese government bonds, 50% foreign government bonds, 5% Japanese municipal bonds, and 15% corporate bonds for Japanese plans. These funds invest in approximately 35% foreign government bonds and 65% corporate bonds for foreign plans.

Estimated Future Benefit Payments
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Japanese plans	Foreign plans
	(Millions of yen)	(Millions of yen)
Year ending December 31:
2020	37,164	12,564
2021	38,203	13,181
2022	41,146	14,083
2023	42,625	14,947
2024	42,803	15,742
2025 – 2029	222,813	94,532